RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term benefits for employees and officers	R$ 71,248	R$ 62,478	R$ 52,001
Post-employment benefits	814	450	266
Total compensation of personnel	R$ 72,062	R$ 62,928	R$ 52,267